COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS

Legal Proceedings

From time to time, the Company may become subject to various legal proceedings that are incidental to the ordinary conduct of its business. Although we cannot accurately predict the amount of any liability that may ultimately arise with respect to any of these matters, it makes provision for potential liabilities when it deems them probable and reasonably estimable. These provisions are based on current information and may be adjusted from time to time according to developments.

Other than those certain legal proceedings as reported in the Company’s annual report on Form 10-K filed with the SEC on March 8, 2019, the Company’s know of no material, existing or pending legal proceedings against our Company, nor is the Company involved as a plaintiff in any material proceeding or pending litigation. There are no proceedings in which any director, officer or any affiliates, or any registered or beneficial shareholder, is an adverse party or has a material interest adverse to the Company’s interest.

Operating Leases

On May 31, 2019, the Company rented space at 5400 Carillon Point, Kirkland, Washington 98033 for $623 per month for the Company’s corporate office and use of space in the Regus network, including California. The Company’s agreement expires May 31, 2020.

On October 1, 2017, GrowLife Hydroponics, Inc. entered into a lease in Calgary, Canada. The monthly lease is approximately $3,246. The lease expires September 30, 2022.

On December 19, 2017, GrowLife Innovations, Inc. entered into a lease in Grand Prairie, Texas dated October 9, 2017, for 5,000 square feet for the manufacturing and distribution of its flooring products. The monthly lease payment is $15,000. The lease expires December 1, 2022 and can be renewed.

On July 2, 2018, GrowLife Hydroponics, Inc. entered into a store lease for 1,950 square feet in Portland, Maine. The monthly lease is approximately $2,113, with 3% increases in year two and three. The lease expires July 2, 2021 and can be extended.

On August 31, 2018, GrowLife, Inc. entered into the Fourth Amendment to the Lease Agreement for the store in Encino, California. The monthly lease is approximately $6,720, with a 3% increase on March 1, 2019. The lease expires September 1, 2019 and the Company is required to provide six months’ notice to terminate the lease.

On December 14, 2018, GrowLife, Inc. entered into a lease agreement with Pensco Trust Company for a 28,000 square feet industrial space at 10170 Croydon Way, Sacramento, California 95827 used for the assembly and sales of plastic parts by EZ-CLONE. The monthly lease payment is $17,000 and increased approximately 3% per year. The lease expires on December 31, 2023.

The aggregate future minimum lease payments under operating leases, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended June 30,	Total
2020	$537,910
2021	925,511
2022	549,776
2023	-
2024	-
Beyond	-
Total	$2,013,196

Legal Proceedings

From time to time, the Company may become subject to various legal proceedings that are incidental to the ordinary conduct of its business. Although we cannot accurately predict the amount of any liability that may ultimately arise with respect to any of these matters, it makes provision for potential liabilities when it deems them probable and reasonably estimable. These provisions are based on current information and may be adjusted from time to time according to developments.

Other than those certain legal proceedings as reported in the Company’s annual report on Form 10-K filed with the SEC on March 8, 2019, the Company’s know of no material, existing or pending legal proceedings against our Company, nor is the Company involved as a plaintiff in any material proceeding or pending litigation. There are no proceedings in which any director, officer or any affiliates, or any registered or beneficial shareholder, is an adverse party or has a material interest adverse to the Company’s interest.

Operating Leases

On May 31, 2018, the Company rented space at 5400 Carillon Point, Kirkland, Washington 98033 for $623 per month for the Company’s corporate office and use of space in the Regus network, including California. The Company’s agreement expires May 31, 2019.

On October 1, 2017, GrowLife Hydroponics, Inc. entered into a lease in Calgary, Canada. The monthly lease is approximately $3,246. The lease expires September 30, 2022.

On December 19, 2017, GrowLife Innovations, Inc. entered into a lease in Grand Prairie, Texas dated October 9, 2017, for 5,000 square feet for the manufacturing and distribution of its flooring products. The monthly lease payment is $15,000. The lease expires December 1, 2022 and can be renewed.

On July 2, 2018, GrowLife Hydroponics, Inc. entered into a store lease for 1,950 square feet in Portland, Maine. The monthly lease is approximately $2,113, with 3% increases in year two and three. The lease expires July 2, 2021 and can be extended.

On August 31, 2018, GrowLife, Inc. entered into the Fourth Amendment to the Lease Agreement for the store in Encino, California. The monthly lease is approximately $6,720, with a 3% increase on March 1, 2019. The lease expires September 1, 2019 and the Company is required to provide six months’ notice to terminate the lease.

On December 14, 2018, GrowLife, Inc. entered into a lease agreement with Pensco Trust Company for a 28,000 square feet industrial space at 10170 Croydon Way, Sacramento, California 95827 used for the assembly and sales of plastic parts by EZ-Clone. The monthly lease payment is $17,000 and increased approximately 3% per year. The lease expires on December 31, 2023.

The aggregate future minimum lease payments under operating leases, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended December 31,	Total
2019	$534,795
2020	925,511
2021	549,776
2022	-
2023	-
Beyond	-
Total	$2,010,082

Employment Agreements

Employment Agreement with Marco Hegyi

On October 15, 2018, the Board of Directors of GrowLife, Inc. (the “Company”) approved an Employment Agreement with Marco Hegyi pursuant to which the Company engaged Mr. Hegyi as its Chief Executive Officer through October 15, 2021. Mr. Hegyi’s previous Employment Agreement was set to expire on October 21, 2018.

Mr. Hegyi’s annual compensation is $275,000. Mr. Hegyi is also entitled to receive an annual bonus equal to four percent (4%) of the Company’s EBITDA for that year. The annual bonus shall be paid no later than 31 days following the end of each calendar year.

Mr. Hegyi received a Warrant to purchase up to 16,000,000 shares of common stock of the Company at an exercise price of $0.012 per share which vest immediately. In addition, Mr. Hegyi received two Warrants to purchase up to 16,000,000 shares of common stock of the Company at an exercise price of $0.012 per share which vest on October 15, 2019 and 2020, respectively. The Warrants are exercisable for 5 years.

Mr. Hegyi will be entitled to participate in all group employment benefits that are offered by the Company to the Company’s senior executives and management employees from time to time, subject to the terms and conditions of such benefit plans, including any eligibility requirements. In addition, the Company will purchase and maintain during the Term an insurance policy on Mr. Hegyi’s life in the amount of $2,000,000 payable to Mr. Hegyi’s named heirs or estate as the beneficiary.

If the Company terminates Mr. Hegyi’s employment at any time prior to the expiration of the Term without Cause, as defined in the Employment Agreement, or if Mr. Hegyi terminates his employment at any time for “Good Reason” or due to a “Disability”, Mr. Hegyi will be entitled to receive (i) his Base Salary amount through the end of the Term; and (ii) his Annual Bonus amount for each year during the remainder of the Term.

Employment Agreement with Mark E. Scott

On October 15, 2018, the Compensation Committee of the Company approved an Employment Agreement with Mark E. Scott pursuant to which the Company engaged Mr. Scott as its Chief Financial Officer through October 15, 2021. Mr. Scott’s previous Agreement was cancelled.

Mr. Scott’s annual compensation is $165,000. Mr. Scott is also entitled to receive an annual bonus equal to two percent (2%) of the Company’s EBITDA for that year. The annual bonus shall be paid no later than 31 days following the end of each calendar year.

The Company’s Board of Directors granted Mr. Scott an option to purchase twenty million shares of the Company’s Common Stock under the Company’s 2018 Amended and Restated Stock Incentive Plan at an exercise price of $0.012 per share. The Shares vest quarterly over three years. All options will have a five-year life and allow for a cashless exercise. The stock option grant is subject to the terms and conditions of the Company’s Amended and Restated Stock Incentive Plan, including vesting requirements. In the event that Mr. Scott’s continuous status as employee to the Company is terminated by the Company without Cause or Mr. Scott terminates his employment with the Company for Good Reason as defined in the Scott Agreement, in either case upon or within twelve months after a Change in Control as defined in the Company’s Amended and Restated Stock Incentive, then 100% of the total number of Shares shall immediately become vested.

Mr. Scott is entitled to participate in all group employment benefits that are offered by the Company to the Company’s senior executives and management employees from time to time, subject to the terms and conditions of such benefit plans, including any eligibility requirements. In addition, the Company is required purchase and maintain an insurance policy on Mr. Scott’s life in the amount of $2,000,000 payable to Mr. Scott’s named heirs or estate as the beneficiary. Finally, Mr. Scott is entitled to twenty days of vacation annually and also has certain insurance and travel employment benefits.

If the Company terminates Mr. Scott’s employment at any time prior to the expiration of the Term without Cause, as defined in the Employment Agreement, or if Mr. Scott terminates his employment at any time for “Good Reason” or due to a “Disability”, Mr. Scott will be entitled to receive (i) his Base Salary amount for ninety days; and (ii) his Annual Bonus amount for each year during the remainder of the Term.

Employment Agreement with Joseph Barnes

On October 15, 2018, the Compensation Committee of the Company approved an Employment Agreement with Joseph Barnes pursuant to which the Company engaged Mr. Barnes as President of the GrowLife Hydroponics Company through October 15, 2021. Mr. Barnes’s previous Agreement was cancelled.

Mr. Barnes’s annual compensation is $165,000. Mr. Barnes is also entitled to receive an annual bonus equal to two percent (2%) of the Company’s EBITDA for that year. The annual bonus shall be paid no later than 31 days following the end of each calendar year.

The Company’s Board of Directors granted Mr. Barnes an option to purchase eighteen million shares of the Company’s Common Stock under the Company’s 2017 Amended and Restated Stock Incentive Plan at an exercise price of $0.012 per share. The Shares vest quarterly over three years. All options will have a five-year life and allow for a cashless exercise. The stock option grant is subject to the terms and conditions of the Company’s and Amended and Restated Stock Incentive Plan, including vesting requirements.  In the event that Mr. Barnes’s continuous status as employee to the Company is terminated by the Company without Cause or Mr. Barnes terminates his employment with the Company for Good Reason as defined in the Barnes Agreement, in either case upon or within twelve months after a Change in Control as defined in the Company’s Amended and Restated Stock Incentive Plan, then 100% of the total number of Shares shall immediately become vested.

Mr. Barnes is entitled to participate in all group employment benefits that are offered by the Company to the Company’s senior executives and management employees from time to time, subject to the terms and conditions of such benefit plans, including any eligibility requirements. In addition, the Company is required purchase and maintain an insurance policy on Mr. Barnes’s life in the amount of $2,000,000 payable to Mr. Barnes’s named heirs or estate as the beneficiary. Finally, Mr. Barnes is entitled to twenty days of vacation annually and also has certain insurance and travel employment benefits.

If the Company terminates Mr. Barnes’s employment at any time prior to the expiration of the Term without Cause, as defined in the Employment Agreement, or if Mr. Barnes terminates his employment at any time for “Good Reason” or due to a “Disability”, Mr. Barnes will be entitled to receive (i) his Base Salary amount for ninety days; and (ii) his Annual Bonus amount for each year during the remainder of the Term.